General	3 Months Ended
Mar. 31, 2017
General [Abstract]
General
General
The accompanying unaudited interim consolidated financial statements of Century Aluminum Company should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2016. In management’s opinion, the unaudited interim consolidated financial statements reflect all adjustments, which are of a normal and recurring nature, that are necessary for a fair presentation of financial results for the interim periods presented. Operating results for the first three months of 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017. Throughout this Form 10-Q, and unless expressly stated otherwise or as the context otherwise requires, "Century Aluminum," "Century," the "Company", "we," "us," "our" and "ours" refer to Century Aluminum Company and its consolidated subsidiaries.
The Company adopted Accounting Standard Update 2016-09 "Compensation - Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting," as of January 1, 2017 on a prospective basis. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.